Employee Benefit Plans and Postretirement Benefits - Net Amounts Recognized in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Pension, postretirement and other postemployment benefits	$ (1,488)	$ (2,300)	[1]
Pension
Defined Benefit Plan Disclosure [Line Items]
Other assets	25	46
Pension, postretirement and other postemployment benefits	(773)	(894)
Net liability recognized at end of year	(748)	(848)
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Other assets	0	0
Pension, postretirement and other postemployment benefits	(293)	(936)
Net liability recognized at end of year	(293)	(936)
Other
Defined Benefit Plan Disclosure [Line Items]
Other assets	0	0
Pension, postretirement and other postemployment benefits	(422)	(470)
Net liability recognized at end of year	$ (422)	$ (470)

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).